EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Antidilutive securities

Common stock equivalents, that were not included in the calculation of diluted earnings per share because to do so would have been antidilutive for the periods presented, are as follows:

	Six Months Ended June 30, 2014	Three Months Ended June 30, 2014
Stock options	6,694,724	6,624,333
Warrants	16,501,269	14,514,737
Convertible debt	10,362,998	10,362,998

Total antidilutive common stock equivalents excluded from dilutive earnings per share	33,558,991	31,502,068

For the periods where the Company reported losses, all common stock equivalents are excluded from the computation of diluted earnings per share, since the result would be antidilutive. Securities, that were not included in the calculation of diluted earnings per share because to do so would have been antidilutive for the periods presented, are as follows:

	Years Ended December 31
	2013	2012
Stock options	7,269,656	—
Warrants	775,430	—
Convertible debt	1,700,000	—

Total antidilutive common stock equivalents excluded from dilutive earnings per share	9,745,086	—

Schedule of Earnings Per Share

The following table represents a reconciliation of basic and diluted earnings per share:

	2013	2012
Net loss used in the computation of basic and diluted earnings per share	$(20,706,448)	$(478,170)

Weighted average shares outstanding — basic	42,871,414	32,500,000
Common stock equivalents	—	—

Total weighted average shares outstanding — diluted	42,871,414	32,500,000

Per Share Data:
Basic
Net earnings	$(0.48)	$(0.01)

Diluted
Net earnings	$(0.48)	$(0.01)